OTHER NON-INTEREST INCOME	12 Months Ended
Dec. 31, 2018
OTHER NON-INTEREST INCOME [Abstract]
OTHER NON-INTEREST INCOME
NOTE 15 – OTHER NON-INTEREST INCOME

Other non-interest income for the years ended December 31 follows:

	2018	2017	2016
	(In thousands)

Investment and insurance commissions	$1,971	$1,968	$1,647
ATM fees	1,457	1,446	1,496
Bank owned life insurance	970	1,061	1,124
Other	4,362	3,693	4,336
Total other non-interest income	$8,760	$8,168	$8,603